Debt (Details Narrative) - USD ($)			1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 01, 2024	Jan. 17, 2024	Jan. 31, 2024	Oct. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Fair value of common stock							$ 25,308
Debt issuance costs							1,403,244
Gain (Loss) on Extinguishment of Debt							291,000
Net proceeds							250,000	2,191,308
Line of credit limit							0	3,000,000
Outstanding borrowings							0	$ 3,000,000
Payments for line of credit facility					$ 1,008,813
Payments for line of credit facility, principal value					1,000,000
Payments for line of credit facility, interest					$ 8,813
Line of credit facility interest rate during period								5.75%
Interest expense							1,719,296	$ 98,834
Next Charging LLC [Member]
Short-Term Debt [Line Items]
Borrowings							$ 3,835,000
Interest rate, description							The notes bear interest ranging from 4-5%, with an additional 5-6% of imputed interest (9%-11% in total)
Imputed interest expense							$ 74,559	1,732
Interest expense							$ 123,855	3,463
Majority Stockholders [Member]
Short-Term Debt [Line Items]
Ownership percentage							20.00%
Subsequent Event [Member]
Short-Term Debt [Line Items]
Face amount	$ 1,375,000
Original issue discount	125,000
Increase in accrued interest	3,000,000
Net proceeds	$ 1,250,000
Subsequent Event [Member] | Next Charging LLC [Member]
Short-Term Debt [Line Items]
Fair value of common stock						$ 3,700,000
Interest rate						7.00%
Subsequent Event [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%
Subsequent Event [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	18.00%
Related Party [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt							$ 291,000
Interest payable							72,428
Notes payable current							4,802,115
Related Party [Member] | Next Charging LLC [Member]
Short-Term Debt [Line Items]
Notes payable current							3,869,650	34,650
Common Stock [Member]
Short-Term Debt [Line Items]
Original issue discount							$ 12,500
Number of common stock shares issued							8,393
Fair value of common stock							$ 1
Share price								$ 24.08
Common Stock [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Share price							$ 3.06
Trading price							1.92
Common Stock [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Share price							3.53
Trading price							4.79
Common Stock [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Share price								$ 28.51
Common Stock [Member] | Related Party [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Share price							1.75
Common Stock [Member] | Related Party [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Share price							$ 3.51
Lender [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Number of common stock shares issued	156,000
Michael Farkas [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Controlling interest rate	20.00%
Chief Executive Officer [Member] | Next Charging LLC [Member]
Short-Term Debt [Line Items]
Borrowings							$ 3,835,000	$ 34,650
Note Holder One [Member]
Short-Term Debt [Line Items]
Face amount							1,500,000
Original issue discount							150,000
Fee amount							140,000
Debt issue costs							290,000
Proceeds from issuance costs							$ 1,210,000
Debt conversion price							$ 1.54
Note Holder One [Member] | Non Vehicles [Member]
Short-Term Debt [Line Items]
Face amount							$ 275,250
Debt issuance costs							(9,729)
Proceeds from debt net of issuance costs							$ 25,250
Interest rate							8.90%
Deb iInstrument repaid principal							$ 275,250
Interest payable							$ 25,250
Interest rate							10.00%
Net proceeds							$ 250,000
Note Holder One [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Fair value of common stock							$ 256,000
Share price							$ 2.56
Debt issuance costs							$ 546,000
Note Holder One [Member] | Common Stock [Member] | Agreement [Member]
Short-Term Debt [Line Items]
Number of common stock shares issued							100,000
Note Holder One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Number of common stock shares issued							250,000
Number of redeemed, shares				150,000
Controlling interest rate							5.00%
Note Holder Two [Member]
Short-Term Debt [Line Items]
Face amount							$ 600,000
Original issue discount							60,000
Fee amount							28,900
Debt issue costs							88,900
Proceeds from debt net of issuance costs							511,100
Note Holder Two [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt conversion price		$ 1.23
Increase in accrued interest		$ 10,000,000
Note Holder Two [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Fair value of common stock							$ 406,500
Share price							$ 2.71
Debt issuance costs							$ 495,400
Note Holder Two [Member] | Common Stock [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Share price		$ 0.70
Note Holder Two [Member] | Lender [Member]
Short-Term Debt [Line Items]
Number of common stock shares issued							150,000
Controlling interest rate							5.00%
Note Holder Two And Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Increase in accrued interest		$ 15,000,000
Note Holder Three [Member]
Short-Term Debt [Line Items]
Face amount				$ 320,000			$ 320,000
Original issue discount				48,000
Debt issuance costs							$ 320,000
Proceeds from debt net of issuance costs				$ 272,000
Note Holder Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Number of common stock shares issued			180,000
Fair value of common stock			$ 270,000
Debt conversion price		$ 1.23
Increase in accrued interest		$ 10,000,000
Trading price			$ 1.50
Issuance of shares percentage			9.99%
Note Holder Three [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Share price		$ 0.70
Note Holder Three [Member] | Lender [Member]
Short-Term Debt [Line Items]
Number of common stock shares issued				260,000
Fair value of common stock				$ 539,760
Controlling interest rate							5.00%
Trading price				$ 2.076
Issuance of shares percentage				9.99%
Note Holder Four [Member]
Short-Term Debt [Line Items]
Face amount							$ 2,585,000
Original issue discount							235,000
Proceeds from debt net of issuance costs							2,350,000
Increase in accrued interest							$ 3,000,000
Note Holder Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate							8.00%
Note Holder Four [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate							18.00%
Note Holder Four [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Share price							$ 0.70
Note Holder Four [Member] | Michael Farkas [Member]
Short-Term Debt [Line Items]
Controlling interest rate							20.00%
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Face amount							$ 262,500
Original issue discount							250,000
Accrued interest							13,125
Repayments of debt							$ 275,625